Prepayment for Construction of New Plant (Details Textual) - USD ($)	1 Months Ended
	Nov. 20, 2010	Jun. 30, 2018	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepayment for Construction of New Plant (Textual)
Consideration amount	$ 17,826,251
Recognized in construction in progress		$ 110,041
Second Phase [Member] | Construction in progress [member]
Prepayment for Construction of New Plant (Textual)
Recognized in construction in progress			$ 110,041
Amount transferred construction in progress			$ 22,960,220
Eecond and Third Phase [Member] | Construction in progress [member]
Prepayment for Construction of New Plant (Textual)
Prepayment for construction				$ 15,525,413
Recognized in construction in progress				$ 6,537,016
Kaixin Anhui [Member] | Second Phase [Member]
Prepayment for Construction of New Plant (Textual)
Prepayment for construction					$ 9,747,897	$ 6,363,853
Recognized in construction in progress					$ 16,401,778